SEGMENT REPORTING (Details) - segment	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Number of operating segments	1
CHINA | Geographic Concentration Risk | Total revenue
Percentage of revenue and assets	90.00%	90.00%